Financial instruments (Details 29) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	$ 328,033	$ 246,930
Non-current financial liabilities at fair value through profit or loss	2,565,164	1,915,575
Financial liabilities at fair value through profit or loss	2,893,197	2,162,505
Total, total financial liabilities	4,518,600	3,088,270
Lease Liability [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	7,704	5,528
Non-current financial liabilities at fair value through profit or loss	46,519	25,546
Financial liabilities at fair value through profit or loss	54,223	31,074
Trade payables due to related parties [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	0	606
Non-current financial liabilities at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	0	606
Financial liabilities at fair value through profit or loss [Member]
Financial instruments [Line Items]
Current financial liabilities at amortised cost	10,626	32,092
Non-current financial liabilities at amortised cost	72,900	13,511
Financial liabilities at amortised cost	83,526	45,603
Bank borrowings [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	85	82
Non-current financial liabilities at fair value through profit or loss	69,613	69,376
Financial liabilities at fair value through profit or loss	69,698	69,458
Bonds issued [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	40,594	36,781
Non-current financial liabilities at fair value through profit or loss	2,445,219	1,816,626
Financial liabilities at fair value through profit or loss	2,485,813	1,853,407
Trade and other payables [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	279,650	203,933
Non-current financial liabilities at fair value through profit or loss	3,813	4,027
Financial liabilities at fair value through profit or loss	283,463	207,960
Hedging liabilities [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	8,954	26,699
Non-current financial liabilities at fair value through profit or loss	72,900	13,511
Financial liabilities at fair value through profit or loss	81,854	40,210
Financial Liabilities Held For Trading [Member]
Financial instruments [Line Items]
Current financial liabilities at fair value through profit or loss	1,672	5,393
Non-current financial liabilities at fair value through profit or loss	0	0
Financial liabilities at fair value through profit or loss	1,672	5,393
Total Financial Liabilities [Member]
Financial instruments [Line Items]
Current, total financial liabilities	338,659	279,022
Non-current, total financial liabilities	2,638,064	1,929,086
Total, total financial liabilities	$ 2,976,723	$ 2,208,108